Net Interest Expense (Tables)	12 Months Ended
Dec. 31, 2014
Net Interest Expense

(in millions of Canadian dollars)	2014	2013	2012

Interest cost	$301	$296	$294
Interest capitalized to Properties	(15)	(13)	(15)

Interest expense	286	283	279
Interest income	(4)	(5)	(3)

Net interest expense	$282	$278	$276